Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory [Line Items]
Inventory	$ 75,000	$ 69,179	$ 26,198
Natural gas [Member]
Inventory [Line Items]
Inventory	6,000	6,870	1,326
LNG [Member]
Inventory [Line Items]
Inventory	8,000	6,103	0
Materials and other [Member]
Inventory [Line Items]
Inventory	$ 61,000	$ 56,206	$ 24,872